Related Party Transactions - Schedule of Outstanding Balances with Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Outstanding balances with related parties	$ 160,899	$ 2,224,443
Ananda Small Business Trust [Member]
Related Party Transaction [Line Items]
Convertible promissory note (non-current and current)		2,027,840
Mohan Ananda [Member]
Related Party Transaction [Line Items]
Payable to Director	152,435	152,435
Gregory Bradford Moran [Member]
Related Party Transaction [Line Items]
Advance to director (net)		44,168
Hiroshi Nishijima [Member]
Related Party Transaction [Line Items]
Derivative financial instruments	$ 8,464